Seward & Kissel LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005


                                                           December 27, 2005

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

                  Re:      Aegis Value Fund, Inc.
                           (File Nos. 333-49241 and 811-09174)

Dear Sir or Madam:

         On behalf of Aegis Value Fund, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Fund's prospectus and statement of additional information that would have been filed under Rule 497(c) do not differ from that included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on December 21, 2005.


                                                  Sincerely,

                                                  /s/  Michelle C. Roberts
                                                  ---------------------------
                                                  Michelle C. Roberts




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